Basis of preparation (Details) € in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2026 EUR (€)	Sep. 30, 2025 EUR (€)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Nov. 10, 2025 EUR (€)	Nov. 10, 2025 USD ($)
Common Table Line Items [Line Items]
Other reserves	€ 22.5			€ (12.9)
Translation reserve	€ 101.1			102.4
Line of credit facility, maximum borrowing capacity					€ 175.0
Description of nature of impending change in accounting policy	Recently issued and not yet adopted accounting pronouncements under IFRSIFRS 18On April 9, 2024, the IASB issued IFRS 18 'Presentation and Disclosure in Financial Statements' ("IFRS 18"). IFRS 18 replaces IAS 1 'Presentation of Financial Statements'. IFRS 18 introduces a number of changes to the structure of the Statement of Profit or Loss, more transparency in the presentation of management's own performance measures and more granularity in reporting of financial information. The main impacts of IFRS 18 include:• Improved comparability in the Statement of Profit or Loss by introducing a set of clearly defined categories based on main business activities (i.e. operating, investing and financing);• Requiring disclosure about management-defined performance measures; and• Adding new principles for aggregation and disaggregation of information. IFRS 18 applies for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. Based on the Company's assessment to date, the standard is expected to affect the presentation and disclosure of information within the Statement of Profit or Loss, including;•More disaggregation of expense items;•Changes to the allocation of foreign currency gains or losses; and•Certain expenses classified as Finance costs may need to be presented as operating expenses.This could lead to changes to the calculation of key measures including Adjusted EBITDA as disclosed in Note 4.In addition, the Company is also assessing whether any of its non-IFRS performance measures will be considered management-defined performance measures under IFRS 18 and therefore require additional disclosures within the financial statements.The Company does not expect IFRS 18 to have an impact on the recognition or measurement of its assets, liabilities, income or expenses.
Cash flow hedges
Common Table Line Items [Line Items]
Other reserves	€ 20.1			€ (16.8)
Senior EURO Debt
Common Table Line Items [Line Items]
Notional amount					€ 553.2
Interest rate					2.50%	2.50%
Senior USD Debt
Common Table Line Items [Line Items]
Notional amount	547.2		$ 620.0			$ 679.1
Interest rate					2.50%	2.50%
Other reserves
Common Table Line Items [Line Items]
Deferred hedging losses transferred to the carrying value of inventory	€ (0.5)	€ 3.8